Intangible Assets and Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Line Items]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	15 years 10 months 24 days	19 years 2 months 12 days
Amortization expense of intangible assets	$ 11,000,000	$ 9,600,000	$ 9,600,000
Amortization expense of intangible assets, 2013	13,300,000
Amortization expense of intangible assets, 2014	9,000,000
Amortization expense of intangible assets, 2015	8,900,000
Amortization expense of intangible assets, 2016	8,900,000
Amortization expense of intangible assets, 2017	8,900,000
Carrying amount of goodwill	35,631,000	35,631,000
Liquefied Gas Segment [Member]
Goodwill And Intangible Assets [Line Items]
Carrying amount of goodwill	35,631,000	35,631,000
Goodwill impairment	$ 0	$ 0